Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Govt.	Project	Resource	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 0.3	Taxes	ANGOLA	Ministry of Finance [Member]		Crude Oil [Member]	Well
#: 2
	6.4	Fees	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 3
	6.4	Fees	AUSTRALIA	Department for Energy and Mining [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 4
	0.7	Fees	AUSTRALIA	Department of Finance [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 5
	80.3	Royalties	AUSTRALIA	Department of Mines, Industry Regulation and Safety [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 6
	83.0	Taxes	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 7
	450.0	Bonuses	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 8
	0.2	Bonuses	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 9
	2.1	Fees	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shafag-Asiman – PSA [Member]	Crude Oil [Member]	Well
#: 10
	1,122.7	Prod. Entitlements	AZERBAIJAN	Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Includes payments in kind of $$1,123 million for 16.7 million barrels of crude oil valued at netback value per the production sharing agreement
#: 11
	881.4	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 12
	251.2	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Includes payments in kind of $251.2 million for 3.9 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 13
	268.0	Prod. Entitlements	AZERBAIJAN	State Oil Company of Azerbaijan Republic (SOCAR) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Gas [Member]	Well	Yes	Payments in kind of $268.0 million for 2.9 billion cubic metres of associated residue natural gas valued on the basis of gas prices realized in a similar Azerbaijan project.
#: 14
	4,745.9	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Includes payments in kind of $$4,745.9 million for 70.2 million barrels of crude oil valued at netback value per the production sharing agreement
#: 15
	1,423.0	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 16
	425.6	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Includes payments in kind of $425.6 million for 6.6 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 17
	38.1	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 18
	389.8	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 19
	0.4	Fees	BRAZIL	Petrobras [Member]	CM-477 [Member]	Crude Oil [Member]	Well
#: 20
	11.4	Fees	CANADA	Canada Newfoundland and Labrador Offshore Petroleum Board [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 21
	0.4	Fees	CANADA	Government of The Province of Alberta [Member]	Terre de Grace [Member]	Crude Oil [Member]	Well
#: 22
	0.2	Fees	CANADA	Natural Resources Canada [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 23
	1.0	Bonuses	EGYPT	Egyptian Natural Gas Holding [Member]	East Portsaid [Member]	Crude Oil [Member]	Well
#: 24
	2.0	Fees	EGYPT	Egyptian General Petroleum [Member]	West Nile Delta [Member]	Crude Oil [Member]	Well
#: 25
	16.2	Prod. Entitlements	EGYPT	Egyptian Natural Gas Holding [Member]	Ras El Bar [Member]	Crude Oil [Member]	Well	Yes	Includes payments in kind of $16.2 million for 0.9 million barrels of crude oil valued as net payable provision estimate per the production sharing agreement.
#: 26
	18.5	Taxes	EGYPT	Egyptian Tax Authority [Member]	Baltim [Member]	Crude Oil [Member]	Well
#: 27
	11.9	Taxes	EGYPT	Egyptian Tax Authority [Member]	El Qaraa [Member]	Crude Oil [Member]	Well
#: 28
	33.1	Taxes	EGYPT	Egyptian Tax Authority [Member]	North Alexandria/West Mediterranean Deep Water [Member]	Crude Oil [Member]	Well
#: 29
	199.7	Taxes	EGYPT	Egyptian Tax Authority [Member]	North Damietta [Member]	Crude Oil [Member]	Well
#: 30
	43.3	Taxes	EGYPT	Egyptian Tax Authority [Member]	North El Hammad [Member]	Crude Oil [Member]	Well
#: 31
	19.2	Taxes	EGYPT	Egyptian Tax Authority [Member]	Ras El Bar [Member]	Crude Oil [Member]	Well
#: 32
	1.1	Taxes	EGYPT	Egyptian Tax Authority [Member]	Temsah [Member]	Crude Oil [Member]	Well
#: 33
	0.8	Taxes	EGYPT	Egyptian Tax Authority [Member]	UGDC [Member]	Crude Oil [Member]	Well
#: 34
	57.4	Taxes	EGYPT	Egyptian Tax Authority [Member]	Zohr [Member]	Crude Oil [Member]	Well
#: 35
	118.1	Taxes	INDIA	Ministry of Petroleum and Natural Gas [Member]	KG D6 KG-DWN-98/3 [Member]	Gas [Member]	Well
#: 36
	82.8	Taxes	INDIA	Income Tax Department [Member]		Gas [Member]	Well
#: 37
	972.2	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 38
	97.2	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well	Yes	Includes payments in kind of $97.2 million for 1.6 million barrels of condensates valued per the production sharing agreement. The remaining production entitlement for LNG was paid in cash.
#: 39
	355.0	Taxes	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 40
	25.0	Bonuses	IRAQ	North Oil Company [Member]	Kirkuk [Member]	Crude Oil [Member]	Well
#: 41
	0.9	Fees	LIBYA	National Oil Corporation [Member]		Crude Oil [Member]	Well
#: 42
	6.0	Bonuses	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Block C8 [Member]	LNG [Member]	Well
#: 43
	0.7	Fees	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Block C8 [Member]	LNG [Member]	Well
#: 44
	25.1	Prod. Entitlements	MAURITANIA	Republique Islamique de Mauritanie [Member]	Block C8 [Member]	LNG [Member]	Well	Yes	Comprises payments in kind of $25.1 million: for $2.8 million for 0.05 million barrels of condensate and $22.3 million for 3.6 million mmBtu of gas, both valued as per the Sales Purchase Agreement (SPA), In addition $20.4 million was paid in cash
#: 45
	20.4	Prod. Entitlements	MAURITANIA	Société Mauritanienne des Hydrocarbures [Member]	Block C8 [Member]	LNG [Member]	Well
#: 46
	0.4	Fees	OMAN	Ministry of Enrage and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well
#: 47
	1.6	Fees	OMAN	Ministry of Labour [Member]	Khazzan [Member]	Gas [Member]	Well
#: 48
	352.5	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Comprises $352.2 million for 98.01 million mmBtu of gas valued per the Gas Sales Agreement
#: 49
	177.5	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Comprises payments in kind of $177.5 million for 2.49 million barrels of condensates valued at market prices,
#: 50
	1.1	Prod. Entitlements	OMAN	Ministry of Enrage and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well
#: 51
	1,667.2	Prod. Entitlements	OMAN	Ministry of Enrage and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Comprises payments in kind of $781.2 million for 11.02 million barrels of condensates valued at market prices, 886.02 million for 246.5 million mmBtu of gas valued per the Gas Sales Agreement and $1.1 million was paid in cash.
#: 52
	683.3	Taxes	OMAN	Oman Tax Authority [Member]	Khazzan [Member]	Gas [Member]	Well
#: 53
	0.3	Fees	SENEGAL	Société des pétroles du Sénégal [Member]	Block St Louis Profond [Member]	LNG [Member]	Well
#: 54
	5.4	Infrastructure	SENEGAL	Ministry of Fisheries and Maritime Economy [Member]		LNG [Member]	Well
#: 55
	0.8	Infrastructure	SENEGAL	Municipality of St Louis [Member]		LNG [Member]	Well
#: 56
	18.3	Prod. Entitlements	SENEGAL	Republique du Senegal [Member]	Block St Louis Profond [Member]	LNG [Member]	Well
#: 57
	3.7	Prod. Entitlements	SENEGAL	Municipality of St Louis [Member]	Block St Louis Profond [Member]	LNG [Member]	Well
#: 58
	1.0	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 25A [Member]	LNG [Member]	Well
#: 59
	0.2	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 25B [Member]	LNG [Member]	Well
#: 60
	2.1	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 5B [Member]	LNG [Member]	Well
#: 61
	1.2	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block NCMA2 [Member]	LNG [Member]	Well
#: 63
	79.4	Taxes	TRINIDAD AND TOBAGO	Board of Inland Revenue [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 64
	273.7	Taxes	TRINIDAD AND TOBAGO	Ministry of Energy and Minerals [Member]	BPTT Blocks [Member]	LNG [Member]	Well	Yes	Includes Royalty payments of $248.2 million.
#: 65
	6.4	Fees	UNITED ARAB EMIRATES	Abu Dhabi National Oil Company [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 66
	4,189.8	Taxes	UNITED ARAB EMIRATES	Department of Finance Abu Dhabi [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 67
	0.5	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Andrew [Member]	Crude Oil [Member]	Well
#: 68
	0.5	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Clair [Member]	Crude Oil [Member]	Well
#: 69
	0.3	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 70
	1.7	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	ETAP [Member]	Crude Oil [Member]	Well
#: 71
	0.2	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Exploration [Member]	Crude Oil [Member]	Well
#: 72
	2.4	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Foinaven [Member]	Crude Oil [Member]	Well
#: 73
	0.5	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Murlach [Member]	Crude Oil [Member]	Well
#: 74
	0.7	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 75
	1.1	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Schiehallion [Member]	Crude Oil [Member]	Well
#: 76
	0.5	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Seagull [Member]	Crude Oil [Member]	Well
#: 77
	0.4	Fees	UNITED KINGDOM	The Crown Estate [Member]	Pipelines [Member]	Crude Oil [Member]	Well
#: 78
	(9.9)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 79
	(0.4)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 80
	1,051.1	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]		Crude Oil [Member]	Well
#: 81
	12.3	Bonuses	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Central [Member]	Crude Oil [Member]	Well
#: 82
	12.5	Fees	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Central [Member]	Crude Oil [Member]	Well
#: 83
	1.4	Fees	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 84
	914.7	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Central [Member]	Crude Oil [Member]	Well
#: 85
	42.1	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Western [Member]	Crude Oil [Member]	Well
#: 86
	1.7	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 87
	12.3	Royalties	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 88
	139.5	Royalties	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 89
	30.0	Taxes	UNITED STATES	IRS [Member]		Crude Oil [Member]	Well
#: 90
	(0.2)	Taxes	UNITED STATES	State of Colorado [Member]	Colorado [Member]	Crude Oil [Member]	Well
#: 91
	35.6	Taxes	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 92
	(2.2)	Taxes	UNITED STATES	State of New Mexico [Member]	New Mexico [Member]	Crude Oil [Member]	Well
#: 93
	$ 206.4	Taxes	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well